Income tax (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax [Abstract]
Loss from continuing operations at tax rate applicable in the respective countries	$ 7,363	$ 353	$ 1,420
Permanent differences:
Share of profit of associates and joint ventures	(1,036)	(223)	(379)
Unrecognized tax loss carryforwards	(2,977)	(2,810)	(2,600)
Change of tax rate	(238)	9,042	858
Gain / (loss) from sale of an associate	400	(300)
Tax inflation adjustment	(2,510)
Changes in fair value of financial instruments	328	(504)	896
Non-taxable profit / (loss), non-deductible expenses and others	360	722	(1,686)
Income tax from continuing operations	$ 1,690	$ 6,280	$ (1,491)